Intangible assets (Detail Textuals 1) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Jul. 31, 2010
Business Acquisition [Line Items]
Acquired deferred tax assets for federal and state net operating loss carry-forwards	$ 108,348,000	$ 108,110,000
Deferred tax liability	2,345,000	2,345,000
Cequent Pharmaceuticals, Inc.
Business Acquisition [Line Items]
Acquired deferred tax assets for federal and state net operating loss carry-forwards	7,000,000
Tax credit carry-forwards	1,100,000
Intangible assets			22,700,000
Deferred tax liability	$ 8,000,000